Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Third Avenue Trust
Entity Central Index Key	0001031661
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000085634 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Investor Class
Trading Symbol	TVFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$69	1.40%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%
Net Assets	$ 681,663,467
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,148,476
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$681,663,467
Total number of portfolio holdings	32
Total advisory fee paid, net	$3,148,476
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks	13.3%
Automotive	12.5%
Metals & Mining	11.1%
Oil & Gas Production & Services	10.5%
Transportation & Logistics	9.0%
Diversified Holding Companies	8.5%
Building Products	8.0%
Capital Equipment	6.0%
Short-Term Investments	6.5%
Others	13.5%
Other Assets less Liabilities	1.1%
Total	100.0%
*	(% of Net Assets)
**	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.
Country Concentration*

C000003885 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Institutional Class
Trading Symbol	TAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 681,663,467
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,148,476
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$681,663,467
Total number of portfolio holdings	32
Total advisory fee paid, net	$3,148,476
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks	13.3%
Automotive	12.5%
Metals & Mining	11.1%
Oil & Gas Production & Services	10.5%
Transportation & Logistics	9.0%
Diversified Holding Companies	8.5%
Building Products	8.0%
Capital Equipment	6.0%
Short-Term Investments	6.5%
Others	13.5%
Other Assets less Liabilities	1.1%
Total	100.0%
*	(% of Net Assets)
**	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.

Country Concentration*

C000199334 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Z Class
Trading Symbol	TAVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 681,663,467
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,148,476
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$681,663,467
Total number of portfolio holdings	32
Total advisory fee paid, net	$3,148,476
Portfolio turnover rate, as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks	13.3%
Automotive	12.5%
Metals & Mining	11.1%
Oil & Gas Production & Services	10.5%
Transportation & Logistics	9.0%
Diversified Holding Companies	8.5%
Building Products	8.0%
Capital Equipment	6.0%
Short-Term Investments	6.5%
Others	13.5%
Other Assets less Liabilities	1.1%
Total	100.0%
*	(% of Net Assets)
**	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.
Country Concentration*

C000085635 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TVSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$66	1.41%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.41%
Net Assets	$ 149,565,212
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 705,037
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$149,565,212
Total number of portfolio holdings	31
Total advisory fee paid, net	$705,037
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	16.4%
Insurance & Reinsurance	14.7%
Industrial Services	8.7%
Consumer Discretionary	8.0%
Healthcare	7.8%
Financials	6.9%
Oil & Gas Production & Services	4.5%
Metals Manufacturing	3.8%
Real Estate	3.7%
Short-Term Investments	4.5%
Others	20.6%
Other Assets less Liabilities	0.4%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

C000003886 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	TASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$55	1.16%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%
Net Assets	$ 149,565,212
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 705,037
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$149,565,212
Total number of portfolio holdings	31
Total advisory fee paid, net	$705,037
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	16.4%
Insurance & Reinsurance	14.7%
Industrial Services	8.7%
Consumer Discretionary	8.0%
Healthcare	7.8%
Financials	6.9%
Oil & Gas Production & Services	4.5%
Metals Manufacturing	3.8%
Real Estate	3.7%
Short-Term Investments	4.5%
Others	20.6%
Other Assets less Liabilities	0.4%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

C000199335 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TASZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$50	1.06%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.06%
Net Assets	$ 149,565,212
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 705,037
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$149,565,212
Total number of portfolio holdings	31
Total advisory fee paid, net	$705,037
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	16.4%
Insurance & Reinsurance	14.7%
Industrial Services	8.7%
Consumer Discretionary	8.0%
Healthcare	7.8%
Financials	6.9%
Oil & Gas Production & Services	4.5%
Metals Manufacturing	3.8%
Real Estate	3.7%
Short-Term Investments	4.5%
Others	20.6%
Other Assets less Liabilities	0.4%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

C000085636 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Investor Class
Trading Symbol	TVRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$71	1.42%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%
Net Assets	$ 299,994,647
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,385,905
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$299,994,647
Total number of portfolio holdings	39
Total advisory fee paid, net	$1,385,905
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	12.9%
Mortgage Finance	12.8%
U.S. Real Estate Investment Trusts	12.4%
Consulting/Management	12.4%
Non-U.S. Real Estate Investment Trusts	12.2%
U.S. Homebuilder	9.4%
U.S. Real Estate Operating Companies	5.2%
Industrial Services	4.3%
Non-U.S. Homebuilder	4.2%
Non-U.S. Real Estate Consulting/Management	4.1%
Forest Products & Paper	3.7%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	3.2%
Others	2.5%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than (0.01)%.
Country Concentration*

C000003887 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	TAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 299,994,647
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,385,905
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$299,994,647
Total number of portfolio holdings	39
Total advisory fee paid, net	$1,385,905
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	12.9%
Mortgage Finance	12.8%
U.S. Real Estate Investment Trusts	12.4%
Consulting/Management	12.4%
Non-U.S. Real Estate Investment Trusts	12.2%
U.S. Homebuilder	9.4%
U.S. Real Estate Operating Companies	5.2%
Industrial Services	4.3%
Non-U.S. Homebuilder	4.2%
Non-U.S. Real Estate Consulting/Management	4.1%
Forest Products & Paper	3.7%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	3.2%
Others	2.5%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than (0.01)%.
Country Concentration*

C000199336 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Z Class
Trading Symbol	TARZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 299,994,647
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,385,905
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$299,994,647
Total number of portfolio holdings	39
Total advisory fee paid, net	$1,385,905
Portfolio turnover rate, as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	12.9%
Mortgage Finance	12.8%
U.S. Real Estate Investment Trusts	12.4%
Consulting/Management	12.4%
Non-U.S. Real Estate Investment Trusts	12.2%
U.S. Homebuilder	9.4%
U.S. Real Estate Operating Companies	5.2%
Industrial Services	4.3%
Non-U.S. Homebuilder	4.2%
Non-U.S. Real Estate Consulting/Management	4.1%
Forest Products & Paper	3.7%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	3.2%
Others	2.5%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than (0.01)%.
Country Concentration*

C000226242 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	REIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 62,546,973
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 122,725
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$62,546,973
Total number of portfolio holdings	28
Total advisory fee paid, net	$122,725
Portfolio turnover rate, as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	51.1%
Non-U.S. Real Estate Investment Trusts	31.9%
Non-U.S. Homebuilder	7.8%
Purchased Options	0.2%
Short-Term Investments	3.1%
Others	3.3%
Other Assets less Liabilities	2.6%
Total	100.0%
*	(% of Net Assets)
**	Includes Belgium, Brazil, Cayman Islands, France, Mexico, Singapore, Spain and the United States.
Country Concentration*

C000226241 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Z Class
Trading Symbol	REIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 62,546,973
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 122,725
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$62,546,973
Total number of portfolio holdings	28
Total advisory fee paid, net	$122,725
Portfolio turnover rate, as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	51.1%
Non-U.S. Real Estate Investment Trusts	31.9%
Non-U.S. Homebuilder	7.8%
Purchased Options	0.2%
Short-Term Investments	3.1%
Others	3.3%
Other Assets less Liabilities	2.6%
Total	100.0%
*	(% of Net Assets)
**	Includes Belgium, Brazil, Cayman Islands, France, Mexico, Singapore, Spain and the United States.
Country Concentration*